Property, Plant and Equipment (Narrative) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	May 02, 1982
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration for the disposition of assets held for sale	$ 5,000,000
Proceeds from sale of property, plant and equipment	1,778,408	$ 3,200,000
Amount of recognized net gain on sale	2,373,261
Asset held for sale		2,605,147
Revenue management fees	109,351	10,204
Depreciation	121,093
Rent forgiveness receivable	74,997
Carrying balance of ROU asset	$ 849,720
Nechalacho REE Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ownership percentage of mineral properties	100.00%
Net smelter royalty percentage	2.50%
Net smelter royalty, repurchase price	$ 1,600,000		$ 150,000
Nechalacho REE Project [Member] | Agreement with unrelated third party [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty percentage	3.00%
Net smelter royalty, repurchase price	$ 1,500,000
Option to extend waiver of royalty in perpetuity	2,000,000
Proceeds from sale of property, plant and equipment	$ 1,800,000	$ 3,200,000